Basis of preparation and significant accounting policies (Details) € in Millions, £ in Millions, person in Millions		1 Months Ended			12 Months Ended
		Oct. 31, 2021 GBP (£)	Mar. 31, 2021 EUR (€)	Apr. 30, 2020 GBP (£)	Mar. 31, 2025 person	Mar. 31, 2024 EUR (€) aircraft	Mar. 31, 2023 EUR (€)	Mar. 31, 2022 EUR (€)
Disclosure of voluntary change in accounting policy [line items]
Cash and cash equivalents			€ 2,650.7			€ 3,875.4	€ 3,599.3	€ 2,669.0
Cash and cash equivalents and cash with a maturity date of longer than three months						4,100.0
Net cash			€ (2,276.5)			€ 1,372.8	558.8	(1,451.6)
Proceeds from borrowings	[1]							1,192.0
Number of unencumbered aircrafts | aircraft						556
Percentage of unencumbered aircrafts						100.00%
Property, plant and equipment long-lived assets						€ 10,847.0	9,908.9	9,095.1
Number of airlines						5
Retained earnings						€ 5,899.8	4,180.0	2,880.9
Payroll Supports Received Through Schemes, COVID-19 Pandemic						0.0	0.0	82.0
Repayment of borrowings						1,100.5	1,039.4	1,722.3
Foreign currency derivative instruments associated with future jet fuel purchases and aircraft additions
Disclosure of voluntary change in accounting policy [line items]
Derivatives designated in cash flow hedges, net assets						144.0	231.0
Commodity derivative instruments associated with fuel and carbon operating expenses
Disclosure of voluntary change in accounting policy [line items]
Derivatives designated in cash flow hedges, net assets						€ 27.0
Derivatives designated in cash flow hedges, net liabilities							286.0
Estimated percentage of jet fuel expenses covered by hedging contracts as of reporting date						70.00%
Forecast
Disclosure of voluntary change in accounting policy [line items]
Forecasted traffic guests | person					200
HMT and Bank of England Covid Corporate Financing Facility (CCFF)
Disclosure of voluntary change in accounting policy [line items]
Proceeds from borrowings | £				£ 600
Interest rate percentage			0.46%	0.44%
Debt extension term			12 months
Repayment of borrowings | £		£ 600
Hangar and Buildings
Disclosure of voluntary change in accounting policy [line items]
Property, plant and equipment long-lived assets						€ 155.9	112.1	95.6
Plant and equipment (excluding aircraft)
Disclosure of voluntary change in accounting policy [line items]
Property, plant and equipment long-lived assets						63.0	54.5	59.7
Fixtures and Fittings
Disclosure of voluntary change in accounting policy [line items]
Property, plant and equipment long-lived assets						15.8	10.5	8.9
Motor vehicles
Disclosure of voluntary change in accounting policy [line items]
Property, plant and equipment long-lived assets								0.1
Aircraft
Disclosure of voluntary change in accounting policy [line items]
Property, plant and equipment long-lived assets						€ 10,612.3	€ 9,731.8	€ 8,930.8
Residual value as percentage of current market value						15.00%
Useful life, property, plant and equipment						23 years
Aircraft | Minimum
Disclosure of voluntary change in accounting policy [line items]
Interval between maintenance checks						8 years
Aircraft | Maximum
Disclosure of voluntary change in accounting policy [line items]
Interval between maintenance checks						12 years
Boeing 737 Aircraft
Disclosure of voluntary change in accounting policy [line items]
Residual value as percentage of current market value						15.00%
Useful life, property, plant and equipment						23 years
Boeing 737 Aircraft | Minimum
Disclosure of voluntary change in accounting policy [line items]
Interval between maintenance checks						8 years
Boeing 737 Aircraft | Maximum
Disclosure of voluntary change in accounting policy [line items]
Interval between maintenance checks						12 years
Landing rights
Disclosure of voluntary change in accounting policy [line items]
Impairment of intangible assets						€ 0.0

[1]	€1.2bn bond net of transaction costs.